SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096
Land	901,859
Buildings Improvements	2,533,704
Total Adjustment to Basis	(63,637)
Gross Amount at Which Carried	3,371,926	$ 2,530,311	$ 4,444,041	$ 4,564,592
Accumulated Depreciation	298,364	$ 243,122	$ 385,245	$ 334,476
Dollar General: | Talladega, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	161
Buildings Improvements	859
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,020
Accumulated Depreciation	2
Dollar General: | Wakarusa, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	243
Buildings Improvements	1,073
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,316
Accumulated Depreciation	2
Dollar General: | Weslaco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	141
Buildings Improvements	848
Total Adjustment to Basis	0
Gross Amount at Which Carried	989
Accumulated Depreciation	144
Dollar General: | Wolcottville, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	183
Buildings Improvements	1,012
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,195
Accumulated Depreciation	2
Dollar General: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	279
Buildings Improvements	1,248
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,527
Accumulated Depreciation	251
Duluth Trading: | Denton, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,662
Buildings Improvements	2,918
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,580
Accumulated Depreciation	4
Duluth Trading: | Madison, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,174
Buildings Improvements	3,603
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,777
Accumulated Depreciation	5
Duluth Trading: | Noblesville, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,212
Buildings Improvements	3,436
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,648
Accumulated Depreciation	5
East West Commons: | Austell, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,000
Land	10,094
Buildings Improvements	16,034
Total Adjustment to Basis	3,943
Gross Amount at Which Carried	30,071
Accumulated Depreciation	3,370
Evergreen Marketplace: | Evergreen Park, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,823
Buildings Improvements	6,239
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,062
Accumulated Depreciation	1,487
Fairlane Green II: | Allen Park, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,409
Buildings Improvements	14,634
Total Adjustment to Basis	0
Gross Amount at Which Carried	16,043
Accumulated Depreciation	18
Family Dollar: | Talladega, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	222
Buildings Improvements	951
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,173
Accumulated Depreciation	2
Family Dollar: | Adelanto, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	463
Buildings Improvements	1,711
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,174
Accumulated Depreciation	274
Family Dollar: | Bearden, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	52
Buildings Improvements	760
Total Adjustment to Basis	0
Gross Amount at Which Carried	812
Accumulated Depreciation	1
Family Dollar: | Bessemer, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	201
Buildings Improvements	1,043
Gross Amount at Which Carried	1,244
Accumulated Depreciation	196
Family Dollar: | Birmingham, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	500
Buildings Improvements	831
Gross Amount at Which Carried	1,331
Accumulated Depreciation	159
Family Dollar: | Brooksville, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	206
Buildings Improvements	791
Gross Amount at Which Carried	997
Accumulated Depreciation	150
Family Dollar: | Cabot, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	231
Buildings Improvements	1,137
Gross Amount at Which Carried	1,368
Accumulated Depreciation	2
Family Dollar: | Cathedral City, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	658
Buildings Improvements	1,908
Gross Amount at Which Carried	2,566
Accumulated Depreciation	315
Family Dollar: | Cheyenne, WY
Real Estate and Accumulated Depreciation [Line Items]
Land	148
Buildings Improvements	986
Gross Amount at Which Carried	1,134
Accumulated Depreciation	176
Family Dollar: | Coachella, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	450
Buildings Improvements	1,634
Gross Amount at Which Carried	2,084
Accumulated Depreciation	293
Family Dollar: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	252
Buildings Improvements	1,251
Gross Amount at Which Carried	1,503
Accumulated Depreciation	2
Family Dollar: | Empire, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	239
Buildings Improvements	1,527
Gross Amount at Which Carried	1,766
Accumulated Depreciation	261
Family Dollar: | Ft. Lauderdale, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	443
Buildings Improvements	1,361
Gross Amount at Which Carried	1,804
Accumulated Depreciation	245
Family Dollar: | Fresno, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	488
Buildings Improvements	1,553
Gross Amount at Which Carried	2,041
Accumulated Depreciation	282
Family Dollar: | Hobbs, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	243
Buildings Improvements	1,084
Gross Amount at Which Carried	1,327
Accumulated Depreciation	2
Family Dollar: | Holtville, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	317
Buildings Improvements	1,609
Gross Amount at Which Carried	1,926
Accumulated Depreciation	289
Family Dollar: | Indio, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	393
Buildings Improvements	1,636
Gross Amount at Which Carried	2,029
Accumulated Depreciation	279
Family Dollar: | Irvington, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	217
Buildings Improvements	814
Gross Amount at Which Carried	1,031
Accumulated Depreciation	157
Family Dollar: | Jay, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	190
Buildings Improvements	1,002
Gross Amount at Which Carried	1,192
Accumulated Depreciation	195
Family Dollar: | Jonesboro, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	297
Buildings Improvements	1,098
Gross Amount at Which Carried	1,395
Accumulated Depreciation	202
Family Dollar: | Kissimmee, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	622
Buildings Improvements	1,226
Gross Amount at Which Carried	1,848
Accumulated Depreciation	211
Family Dollar: | LaBelle, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	268
Buildings Improvements	1,037
Gross Amount at Which Carried	1,305
Accumulated Depreciation	199
Family Dollar: | Lake Elsinor, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	417
Buildings Improvements	1,682
Gross Amount at Which Carried	2,099
Accumulated Depreciation	298
Family Dollar: | Lakeland, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	353
Buildings Improvements	937
Gross Amount at Which Carried	1,290
Accumulated Depreciation	167
Family Dollar: | Lewiston, ME
Real Estate and Accumulated Depreciation [Line Items]
Land	271
Buildings Improvements	1,157
Gross Amount at Which Carried	1,428
Accumulated Depreciation	2
Family Dollar: | Little Rock, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	499
Buildings Improvements	1,730
Gross Amount at Which Carried	2,229
Accumulated Depreciation	267
Family Dollar: | Melbourne, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	362
Buildings Improvements	883
Gross Amount at Which Carried	1,245
Accumulated Depreciation	162
Family Dollar: | Morgan, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	235
Buildings Improvements	1,068
Gross Amount at Which Carried	1,303
Accumulated Depreciation	2
Family Dollar: | New Roads, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	190
Buildings Improvements	674
Gross Amount at Which Carried	864
Accumulated Depreciation	1
Family Dollar: | Oshkosh, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	361
Buildings Improvements	815
Gross Amount at Which Carried	1,176
Accumulated Depreciation	151
Family Dollar: | Palmdale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	372
Buildings Improvements	1,822
Gross Amount at Which Carried	2,194
Accumulated Depreciation	275
Family Dollar: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	509
Buildings Improvements	791
Gross Amount at Which Carried	1,300
Accumulated Depreciation	147
Family Dollar: | Pine Lake, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	639
Buildings Improvements	897
Gross Amount at Which Carried	1,536
Accumulated Depreciation	157
Family Dollar: | Riverside, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	736
Buildings Improvements	1,558
Gross Amount at Which Carried	2,294
Accumulated Depreciation	273
Family Dollar: | Roswell, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	199
Buildings Improvements	921
Gross Amount at Which Carried	1,120
Accumulated Depreciation	2
Family Dollar: | Salina, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	211
Buildings Improvements	1,262
Gross Amount at Which Carried	1,473
Accumulated Depreciation	2
Family Dollar: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	409
Buildings Improvements	914
Gross Amount at Which Carried	1,323
Accumulated Depreciation	1
Family Dollar: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	347
Buildings Improvements	1,148
Gross Amount at Which Carried	1,495
Accumulated Depreciation	2
Family Dollar: | San Jacinto, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	430
Buildings Improvements	1,682
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,112
Accumulated Depreciation	283
Family Dollar: | Statesboro, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	347
Buildings Improvements	800
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,147
Accumulated Depreciation	150
Family Dollar: | Stockton, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	202
Buildings Improvements	1,817
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,019
Accumulated Depreciation	297
Family Dollar: | Taft, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	255
Buildings Improvements	1,422
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,677
Accumulated Depreciation	275
Family Dollar: | Tampa (Cragmont), FL
Real Estate and Accumulated Depreciation [Line Items]
Land	563
Buildings Improvements	737
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,300
Accumulated Depreciation	141
Family Dollar: | Tampa (Forest), FL
Real Estate and Accumulated Depreciation [Line Items]
Land	482
Buildings Improvements	920
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,402
Accumulated Depreciation	173
Family Dollar: | Tenn Colony, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	150
Buildings Improvements	834
Total Adjustment to Basis	0
Gross Amount at Which Carried	984
Accumulated Depreciation	1
Family Dollar: | Terra Bella, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	332
Buildings Improvements	1,394
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,726
Accumulated Depreciation	251
Family Dollar: | Tuscaloosa, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	534
Buildings Improvements	817
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,351
Accumulated Depreciation	157
Family Dollar: | Valley, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	180
Buildings Improvements	983
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,163
Accumulated Depreciation	2
Family Dollar: | Walthourville, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	290
Buildings Improvements	1,058
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,348
Accumulated Depreciation	2
Family Dollar: | Warrenville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	207
Buildings Improvements	986
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,193
Accumulated Depreciation	2
Flower Foods: | Orlando, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	418
Buildings Improvements	387
Total Adjustment to Basis	0
Gross Amount at Which Carried	805
Accumulated Depreciation	65
Flower Foods: | Waldorf, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	398
Buildings Improvements	1,045
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,443
Accumulated Depreciation	194
Food 4 Less: | Atwater, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,383
Buildings Improvements	5,271
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,654
Accumulated Depreciation	1,068
Fountain Square: | Brookfield, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	6,508
Buildings Improvements	28,634
Total Adjustment to Basis	25
Gross Amount at Which Carried	35,167
Accumulated Depreciation	3,689
Fourth Creek Landing: | Statesville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,375
Buildings Improvements	7,795
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,170
Accumulated Depreciation	2,076
Fresenius Medical Care: | West Plains, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings Improvements	3,097
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,654
Accumulated Depreciation	520
Fresh Market Center: | Glen Ellyn, IL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,750
Land	2,767
Buildings Improvements	6,403
Total Adjustment to Basis	(3,494)
Gross Amount at Which Carried	5,676
Accumulated Depreciation	153
Fresh Thyme: | Indianapolis, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,087
Buildings Improvements	6,019
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,106
Accumulated Depreciation	1,089
Fresh Thyme: | Lafayette, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,173
Buildings Improvements	6,316
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,489
Accumulated Depreciation	7
Fresh Thyme: | Northville, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,598
Buildings Improvements	7,796
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,394
Accumulated Depreciation	1,094
Fresh Thyme: | Ypsilanti, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	3,168
Buildings Improvements	5,719
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,887
Accumulated Depreciation	7
Fresh Thyme & DSW: | Fort Wayne, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,740
Buildings Improvements	4,153
Total Adjustment to Basis	612
Gross Amount at Which Carried	6,505
Accumulated Depreciation	836
Giant Eagle: | Seven Fields, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,574
Buildings Improvements	13,659
Total Adjustment to Basis	0
Gross Amount at Which Carried	15,233
Accumulated Depreciation	2,345
Harbor Town Center: | Manitowoc, WI
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,750
Land	3,568
Buildings Improvements	13,209
Total Adjustment to Basis	(1,799)
Gross Amount at Which Carried	14,978
Accumulated Depreciation	895
Haverty Furniture: | Midland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	709
Buildings Improvements	1,294
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,003
Accumulated Depreciation	384
HEB Center: | Waxahachie, TX
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,000
Land	3,465
Buildings Improvements	7,952
Total Adjustment to Basis	273
Gross Amount at Which Carried	11,690
Accumulated Depreciation	1,817
Hobby Lobby: | Lewisville, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	2,184
Buildings Improvements	8,977
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,161
Accumulated Depreciation	$ 1,758